Warrants - Schedule of Activities of Warrants Issued (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Activities of Warrants Issued [Line Items]
Balance at beginning of the year/period	$ 22,383,800
Fair value change in the warrant liabilities	11,811,648
Warrants cashless exercised	(34,195,448)
Total			$ 22,383,800
Warrant [Member]
Schedule of Activities of Warrants Issued [Line Items]
Balance at beginning of the year/period	22,383,800
Warrants issued			15,654,091
Fair value change in the warrant liabilities	11,811,648		6,729,709
Warrants cashless exercised	$ (34,195,448)
Total			$ 22,383,800